Postpetition Current Liabilities (Details) (USD $)	Aug. 10, 2007
Liabilities deferred pursuant to Chapter 11 proceeding	$ 0
"New" common stock issued upon reorganization	1,000
Total postpetition liabilities and allowed claims	1,000
Net value of Reorganization	(1,000)
Excess of liabilities over reorganization value	$ 0